Retirement Plans and Other Retiree Benefits - Prior Service Credits and Actuarial Losses Reclassified from Accumulated Other Comprehensive Loss to Net Periodic Pension Benefit Costs, Net of Tax (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	$ 21	$ (5)	$ (248)
Actuarial (gain) loss, net of tax	2,074	2,223	5,244
Realized (gain) loss on investments	(235)	(192)	(340)
Direct Costs of Revenue Excluding Depreciation and Amortization [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	12	(3)	(141)
Actuarial (gain) loss, net of tax	1,269	1,372	3,196
Selling, General and Administrative Expenses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	9	(2)	(107)
Actuarial (gain) loss, net of tax	805	851	2,048
Other Expense, Net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized (gain) loss on investments	$ (235)	$ (192)	$ (340)